Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities:
Net (loss) income	$ 194,203	$ 1,725,706	$ 1,666,011	$ (14,093,567)
Adjustments to reconcile net income to net cash used in operating activities:
Initial derivative expense		366,068	2,240,908	1,610,913
Amortization of debt discounts, deferred financing costs, and original issue discounts	2,077,049	494,184	2,032,516	899,491
Depreciation and amortization	459,230	461,659	925,037	929,924
Stock-based compensation	159,829	206,521	383,131	16,335,671
Loss (gain) on debt extinguishments and settlements	115,197	(31,270)	(149,748)	363,319
(Gain) loss on change in fair value of derivative liability		(157,900)	(3,267,323)	(1,584,102)
Allowance for foreign taxes				145,129
Loss on asset disposal				8,126
Changes in operating assets and liabilities:
Increase in accounts receivable	(11,645,056)	(15,298,054)	(27,985,986)	(11,521,940)
Decrease (increase) in prepaid expenses	43,573	(7,692)	(180,450)	4,343
Increase in other assets	(57,573)	(546)	(383,350)	(39,491)
Increase in contract liabilities	79,338	79,677	131,037	219,652
Increase in accounts payable and accrued expenses	6,782,462	11,833,599	23,067,514	5,378,498
Net cash used in operating activities	(1,791,748)	(328,048)	(1,520,703)	(1,344,033)
Cash flows from investing activities:
Capital expenditures	(2,357)	(1,727)	(3,064)	(553)
Cash acquired in CloseComms asset acquisition				70,000
Net cash used in investing activities	(2,357)	(1,727)	(3,064)	69,447
Cash flows from financing activities:
Proceeds from issuance of convertible notes payable, net	156,248	463,600	5,219,431	1,116,800
Proceeds from notes payable			288,000	187,333
Proceeds from sale of common stock, net of finder’s fees				347,000
Proceeds from notes payable to related parties				32,800
Repayments of notes payable	(304,290)		(224,595)	(32,000)
Repayments under settlement agreement		(15,000)	(250,000)	(120,000)
Repayments of convertible notes payable		(116,000)	(1,053,500)	(262,000)
Net cash provided by financing activities	(148,042)	332,600	3,979,336	1,269,933
Effect of foreign exchange rates changes on cash	14,632	(143,095)	(124,596)	113,070
Net decrease in cash	(1,927,515)	(140,270)	2,330,973	108,417
Cash at beginning of period	2,473,386	142,413	142,413	33,996
Cash at end of period	545,871	2,143	2,473,386	142,413
Supplemental disclosure:
Cash paid for interest	32,603	52,681	514,176	118,596
Cash paid for taxes
Supplemental disclosure of non-cash operating activities:
Initial fair value of derivative liability recorded as debt discount		463,300	853,800	1,115,000
Supplemental disclosure of non-cash investing and financing activities:
Relative fair value of warrants issued with convertible promissory notes	125,252		3,047,493
Issuance of Common Stock for conversions of convertible promissory notes and accrued interest
Value	$ 666,625	$ 708,272	$ 1,596,888	$ 1,054,204
Shares	2,500,000	16,331,766	20,716,750	5,872,362
Cancellation of Common Stock of Chief Executive Officer
Value			$ 496,106
Shares			3,352,066
Issuance of Common Stock for note payable issuance
Value			$ 121,500
Shares			450,000
Issuance of Common Stock for services
Value	$ 147,660	$ 6,820	$ 197,367	$ 46,500
Shares	543,425	200,000	1,422,127	62,000
Payment of vendor payables by former officer related party				$ 15,252
Reversal of Common Stock to be issued for the conversion of strategic vendor payables				8,725
Common Stock to be issued for CloseComms asset acquisition
Value				$ 955,466
Shares				2,666,666
Issuance of Common Stock for the conversion of Related Party debts and Strategic Vendor payables
Value				$ 219,517
Shares				294,654
Issuance of Common Stock for services related to private placements
Value				$ 11,250
Shares				11,003